Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

May 31, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Deutsche Tax-Exempt Portfolio (formerly known as Tax-Exempt Portfolio) (the “Fund”), a series of Cash Account Trust (the “Trust”) (Reg. Nos. 033-32476, 811-05970)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 56 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on July 31, 2017. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting the changes to the Fund that allow the Fund to continue to operate as a retail money market fund under recently amended Rule 2a-7 under the Investment Company Act of 1940.

The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statements of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on July 29, 2016 in Post-Effective Amendment No. 54 under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.